Non-current and current inventories (Details) - EUR (€) € in Millions	Dec. 31, 2018	Dec. 31, 2017
Inventories [Line Items]
Raw and auxiliary materials and consumables	€ 889	€ 999
Materials and supplies	1,451	1,566
Finished products and goods	2,274	2,000
Certificates and emission rights	37	56
Current inventories	€ 4,651	€ 4,621